Segments (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 75,327,948	¥ 541,487,420	¥ 580,016,414	¥ 586,060,092
Revenues	53,936,782	387,719,164	406,026,720	458,587,778
Revenues	21,391,166	153,768,256	173,989,694	127,472,314
Revenues	179,319	1,289,020	7,180,961	9,246,249
Revenues	3,984	28,641	72,139	1,082,391
Total Assets	176,274,857		410,520,259		¥ 1,267,134,187
Central Processing Algorithm Services [Member]
Segment Reporting Information [Line Items]
Revenues		541,487,420	569,906,586	447,812,310
Revenues		387,719,164	395,959,074	324,243,973
Revenues		153,768,256	173,947,512	123,568,337
Revenues		1,289,020	6,774,207	1,706,553
Revenues		¥ 28,641	72,139	1,082,391
Total Assets	$ 176,274,857		410,520,259		¥ 1,267,134,187
Intelligent Chips and Services [Member]
Segment Reporting Information [Line Items]
Revenues			10,109,828	138,247,782
Revenues			10,067,646	134,343,805
Revenues			42,182	3,903,977
Revenues			406,754	7,539,696
Revenues